UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3056

                                  TRIDAN CORP.
               (Exact name of registrant as specified in charter)

              261 West 35th Street, 16th floor, New York, NY 10001
                    (Address of principal executive offices)

      I. Robert Harris, c/o Kantor, Davidoff, Wolfe, Mandelker & Kass, P.C.
                     51 East 42nd Street, New York, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 239-0515

Date of fiscal year end: April 30, 2008

Date of reporting period: October 31, 2007

Item 1.     Reports to Stockholders.

            Attached on the following pages is a copy of the registrant's semi-annual report as of October 31, 2007 transmitted to stockholders.


TRIDAN CORP.
--------------------------------------------------------------------------------
                          261 West 35th Street, 16th Floor, New York, N.Y. 10001
                                                                  (212) 239-0515

                               SEMI-ANNUAL REPORT

                                                         December 27, 2007

Dear Shareholder:

      This semi-annual report of Tridan Corp. covers the six-month period from May 1, 2007 to October 31, 2007. As part of this report, we enclose the unaudited financial report for that six-month period and for the corresponding period in 2006.

      A schedule of the company's portfolio holdings at October 31, 2007, consisting entirely of municipal obligations, is included in the financial report. The company invests exclusively in non-voting securities. The company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The company's Forms N-Q are available on the Commission's website at http://www.sec.gov. They may be reviewed and copied at the Commission's Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

      The net asset value per share at October 31, 2007 was $12.00, compared with $12.17 at October 31, 2006. Net investment income per share was $.19 for the six-month period ended October 31, 2007, compared with $.20 for the six-month period ended October 31, 2006.

      At the company's last annual meeting on June 19, 2007, the reappointment of Weiser LLP as the company's auditors for the fiscal year ending April 30, 2008 was ratified by the shareholders as follows:

         Shares Voted For                                2,774,276
         Shares Voted Against                            None
         Shares Abstaining                               None

Tridan Corp.
December 27, 2007
Page - 2 -


      Also at the last annual meeting, the incumbent directors, all of whom are named below, were all reelected to serve as directors until the next annual meeting of shareholders, or until their successors are elected and have qualified.

                                      Shares Voted For         Shares Withheld
                                      ----------------         ---------------

       Mark Goodman                      2,774,302                   None
       Peter Goodman                         "                        "
       Paul Kramer                           "                        "
       Jay S. Negin                          "                        "
       Warren F. Pelton                      "                        "
       Russell J. Stoever                    "                        "

      During the six-month period ended October 31, 2007, no director or officer received any compensation from the company except for fees of $6,000 paid to each director, plus an additional $2,500 to Paul Kramer as chairman of the audit committee. All executive officers of the company as a group (two persons) received compensation (comprised solely of said directors' fees) aggregating $12,000 during said period (which excludes professional fees paid to the law firm of which I. Robert Harris, secretary of the company, is a member).

      At its meeting on May 24, 2007, the Board of Directors unanimously approved the renewal of the company's investment advisory agreement with J.P. Morgan Investment Management Inc. for the period July 1, 2007 to June 30, 2008 . The board considered a variety of material factors and conclusions with respect thereto that formed the basis for the board's approval, as discussed below.

      Throughout the year, the directors received and analyzed a substantial quantity of comprehensive information and written materials, including ongoing analysis of Tridan's existing portfolio and Morgan's recommendations in light of its forecasts for the economy, employment trends, business conditions, federal rate moves, interest trends including comparisons between tax-exempt and taxable bonds, appropriate maturities, quality, yields, diversification, etc. The directors subject Morgan's portfolio management to scrutiny at each board meeting, including examination of transactions completed since the prior meeting and an overview of the entire portfolio. Written materials received by the directors before and during each meeting include reports, statistics, charts, graphs, performance records, comparisons with other funds and the like. Morgan is constantly questioned at great length regarding its views, its recommendations and its performance.

      In addition to the foregoing, as requested by Tridan's corporate counsel pursuant to Section 15(c) of the Investment Company Act of 1940, Morgan submitted its audited

Tridan Corp.
December 27, 2007
Page - 3 -


financial statements and detailed information regarding Morgan's business, personnel and operations, advisory services, compensation matters, portfolio strategy, investment performance, sources of information, fee comparisons, compliance programs, and other matters of significance to the relationship between Tridan and its investment adviser, all of which material was furnished to each director. The directors reviewed all of this material and discussed the same at length, as well as their own views on Morgan's previous performance and relationship with Tridan, with particular attention to the following areas:

Investment Performance

      At each meeting, the directors receive, review and discuss with Morgan's representatives various data showing Tridan's portfolio characteristics, including market value, average duration, credit quality, coupon, estimated annual income and yield statistics, and breakdown information regarding duration, credit, and investment sectors. Morgan's quarterly presentation also includes the portfolio performance over three months, year to date, one year, three years, five years and ten years, compared with the Lipper NY Intermediate Muni Debt Funds, JPMorgan NY Tax Free Bond Fund, Sanford Bernstein NY Muni Fund, and Lehman 1-17 Year NY Muni Bond Index. Based on their review, the directors all agreed that Tridan's relative investment performance has been satisfactory.

Nature, Extent and Quality of Service

      The board's analysis of the nature, extent and quality of Morgan's services to Tridan was based on knowledge gained over time from discussions with management and at the board's regular meetings. In addition, the directors reviewed materials contained in Morgan's response to Tridan's 15(c) Questionnaire pursuant to the Investment Company Act of 1940, and its Form ADV under the Investment Advisers Act of 1940 concerning, among much other information, the qualifications, education and experience of Morgan's personnel involved in rendering those services. As Tridan's investment adviser, Morgan manages the investment of the Company's assets, including purchases and sales of securities, and arranges for the periodic transfer of cash required to pay expenses and make distributions to shareholders. Morgan also provides clerical and bookkeeping services, and prepares and issues periodic reports and statements. Its affiliate maintains custody of Tridan's securities and provides access thereto upon request. The board considered its adviser's performance of these administrative and support services, including monitoring adherence to the company's investment policies, guidelines and restrictions, Morgan's responsiveness to requests by Tridan's counsel for periodic information, reports and certifications required for compliance with securities laws and regulations, and maintaining and monitoring their respective compliance programs in light of today's extensive regulatory requirements. The board concluded that the nature, extent

Tridan Corp.
December 27, 2007
Page - 4 -


and quality of the services provided by Morgan to the company have been and continue to be appropriate and beneficial.

Fees

      Under its Investment Advisory Agreement with Morgan, Tridan pays an annual fee, computed and payable quarterly, equal to 0.28% of its net assets under management. The agreement requires Morgan to bear all expenses incurred by it in connection with its activities under the agreement, without any reimbursement from the company. In addition, there is no charge made to Tridan for maintaining custody of the company's securities and for custodial-related services rendered by Morgan and its affiliates. In light of the nature, extent and quality of the services received by Tridan from Morgan and its affiliated companies, and comparing the management fees charged by Morgan to other fixed-income investment companies managed by it, all of which are many times larger than Tridan, the Board considers Morgan's management fee to Tridan to be reasonable.

      After full consideration of the above factors, the board concluded unanimously that renewal of the investment advisory agreement with J.P. Morgan Investment Management Inc. was in the best interest of Tridan and its shareholders.

                                                      Sincerely

                                                      TRIDAN CORP.


                                                      Peter Goodman, President

                                  TRIDAN CORP.

                                FINANCIAL REPORT
                                   (Unaudited)

                            OCTOBER 31, 2007 AND 2006

TRIDAN CORP.
(Unaudited)

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                    Page
                                                                    ----

Accountant's Report                                                   1

Financial Statements

     Statements of Assets and Liabilities                             2

     Schedules of Investments in Municipal Obligations                3

     Statements of Operations                                         7

     Statements of Changes in Net Assets                              8

     Notes to Financial Statements                                    9

                   [LETTERHEAD OF SCIALO & COMPANY CPA, P.C.]

To the Shareholders and Board of Directors
Tridan Corp.

We have compiled the accompanying statements of assets and liabilities, and schedules of investments in municipal obligations of Tridan Corp. as of October 31, 2007 and 2006, the related statements of operations for the six months then ended and changes in net assets for the six months ended October 31, 2007, and financial highlights (Note 6 to the financial statements) for each period in the six months ended October 31, 2003 through 2007, in accordance with Statements on Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants.

A compilation is limited to presenting in the form of financial statements information that is the representation of management. We have not audited or reviewed the aforementioned financial statements and financial highlights and, accordingly, do not express an opinion or any other form of assurance on them.

The statement of changes in net assets for the year ended April 30, 2007 was derived from financial statements that were audited by another accounting firm. Their report, dated May 24, 2007, expressed an unqualified opinion thereon, but they have not performed any auditing procedures since that date.

We are not independent with respect to Tridan Corp.


                                          Scialo & Company CPA, P.C.

Ramsey, New Jersey
December 4, 2007

Certified Public Accountants & Consultants

TRIDAN CORP.

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(Unaudited)

                                                             OCTOBER 31,
                                                      2007              2006
                                                   ------------    ------------
ASSETS

Investments in municipal obligations,
   at market value (amortized cost of
   $36,168,600 and $36,279,305, respectively)      $ 36,834,825    $ 37,250,388

Cash and cash equivalents                                66,017         219,930

Accrued interest receivable                             522,327         512,344


Prepaid expenses                                          2,500           2,500
                                                   ------------    ------------

                                                     37,425,669      37,985,162
                                                   ------------    ------------

LIABILITIES

Accounts payable and accrued liabilities
   Accrued investment advisory fees                      26,000          27,350
   Accrued fees and disbursements - affiliate            50,185          49,892
   Accrued other                                         20,000             -.-
                                                   ------------    ------------

Common stock redemption payable                          27,212           6,105
                                                   ------------    ------------

                                                        123,397          83,347

NET ASSETS                                         $ 37,302,272    $ 37,901,815
                                                   ============    ============

Analysis of net assets
   Common stock, at $.02 par value,
       6,000,000 shares authorized                 $     63,982    $     63,982
   Paid in capital                                   36,748,767      36,826,094
   Over distributed investment income, net             (128,074)        (21,302)
   Under (Over) distributed capital gains               (48,244)         61,958
   Unrealized appreciation of investments, net          665,841         971,083
                                                   ------------    ------------

Net assets, equivalent to $12.00 and $12.17
   per share based on 3,108,256.2781 and
   3,114,709.7468 shares of common stock
   outstanding, respectively                       $ 37,302,272    $ 37,901,815
                                                   ============    ============


--------------------------------------------------------------------------------

See accompanying notes and accountant's report.                            - 2 -

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
--------------------------------------------------------------------------------
(Unaudited)

                                                                                   OCTOBER 31,
                                                                2007                                          2006
                                               ----------------------------------------     ----------------------------------------
                                               Principal      Amortized        Market        Principal     Amortized        Market
                                                 Amount         Cost           Value          Amount          Cost           Value
                                               ----------     ----------     ----------     ----------     ----------     ----------
Bethlehem N.Y.
   Central School District
   5.000%, due November 1, 2015                $  500,000     $  539,893     $  543,975     $  500,000     $  544,737     $  549,925

Cattaraugus Cty
   NY Public Unlimited tax
   5.000%, due June 1, 2014                       275,000        292,039        293,502        275,000        294,554        295,851
   5.000%, due June 1, 2015                       275,000        291,226        293,216        275,000        293,306        296,686

City of Buffalo, NY Sewer Auth.
   5.00%, due July 1, 2011                      1,110,000      1,158,316      1,169,740      1,110,000      1,170,687      1,178,121

City of New York
   General Purpose Unlimited Tax
   6.750%, due February 1, 2009                   500,000        513,856        520,396        500,000        521,324        534,882

Clarkstown NY Central
   School District
   5.250%, due April 15, 2015                     400,000        428,797        434,752        400,000        432,503        440,364

Cleveland Hill Union Free
   School District
   5.500%, due October 15, 2011                 1,480,000      1,494,202      1,551,262      1,480,000      1,497,181      1,574,320

Chenango Valley
   NY Central School District
   4.000%, due June 15, 2011                      190,000        193,195        193,709        190,000        196,381        193,530

Jay Street Development Corp.
   Var. Rate, due May 1, 2020                         -.-            -.-            -.-      1,200,000      1,200,000      1,200,000

LIPA, Var. rate, due May 1, 2033                  100,000        100,000        100,000            -.-            -.-            -.-

Metropolitan Transportation Authority
   N.Y. SVC Contract
   Var. rate, due November 1, 2026                100,000        100,000        100,000            -.-            -.-            -.-
   Var. rate, due November 1, 2029                    -.-            -.-            -.-        100,000        100,000        100,000

Monroe County, N.Y. - Rochester
   Pub Improvement
   6.000%, due June 1, 2010                        10,000          9,683         10,246         10,000         10,033         10,480
   6.000%, due March 1, 2012                      445,000        484,897        488,872        445,000        493,598        496,918

Mt. Sinai, N.Y. Union Free School District
   AMBAC Insured 6.200%, due Feb.15, 2011       1,070,000      1,068,238      1,160,041      1,070,000      1,067,916      1,183,024


--------------------------------------------------------------------------------

See accompanying notes and accountant's report.                            - 3 -

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
--------------------------------------------------------------------------------
(Unaudited)

                                                                                   OCTOBER 31,
                                                                 2007                                         2006
                                               ----------------------------------------     ----------------------------------------
                                               Principal       Amortized       Market       Principal      Amortized        Market
                                                 Amount           Cost          Value         Amount          Cost          Value
                                               ----------      ---------      ---------     ----------     ----------     ----------
Municipal Securities Trust
   Var. Rate, due March 15, 2016               $      -.-      $     -.-      $     -.-     $  100,000     $  100,000     $  100,000

N.Y.C. Municipal Water, Fin. Auth.
   6.000%, due June 15, 2009                          -.-            -.-            -.-
   Var. Rate, due June 15, 2025                       -.-            -.-            -.-        100,000        100,000        100,000

N.Y.S. Dormitory Authority - State
   University Educational Facilities
   7-1/2%, due May 15, 2011                       420,000        417,079        455,016        450,000        445,792        499,152

N.Y C. Ref. Unltd. tax
   6.000%, due May 15, 2030                       150,000        175,783        161,010        150,000        176,881        163,686

NYC Trans.Fin. Auth. Rev.
   Var. Rate, due November 15, 2027                   -.-            -.-            -.-        100,000        100,000        100,000
   Var. Rate, due November 1, 2022                100,000        100,000        100,000            -.-            -.-            -.-
   5.000%, due July 15, 2016                      750,000        816,191        814,912            -.-            -.-            -.-

N.Y.S. Thruway Authority
   5.250%, due April 1, 2013                    1,000,000      1,073,310      1,080,360      1,000,000      1,086,543      1,093,080
   5.000%, due April 1, 2017                          -.-            -.-            -.-      1,000,000      1,077,690      1,082,460

N.Y.S. Dormitory Authority
   Pace University
   6.500%, due July 1, 2009                     1,000,000      1,027,752      1,050,590      1,000,000      1,039,356      1,075,000

N.Y.S. Dormitory Authority
   Revs. Supported Debt
   5.000%, due February 15, 2021                1,035,000      1,075,057      1,098,435      1,035,000      1,077,973      1,111,300

N.Y.S. Environmental Facilities
   Pollution Control - Revolving Fund
   5.750%, due June 15, 2008                      190,000        190,943        192,797        190,000        191,906        196,817
   5.200%, due May 15, 2014                       575,000        620,158        610,817        575,000        626,693        635,622
   5.250%, due December 15, 2012                  400,000        433,337        432,876        400,000        439,685        436,388
   5.000%, due June 15, 2018                    1,000,000      1,057,278      1,071,450      1,000,000      1,063,539      1,089,140

N.Y.S. Dormitory Authority Revs.
   5.250%, due November 15, 2023                1,400,000      1,517,278      1,489,082      1,400,000      1,524,197      1,506,932
   5.500%, due July 1, 2019                     1,000,000      1,108,147      1,133,600      1,000,000      1,117,490      1,160,800
   5.00%, due July 1, 2020                      1,745,000      1,828,542      1,865,387      1,745,000      1,835,132      1,896,012


--------------------------------------------------------------------------------

See accompanying notes and accountant's report.                            - 4 -

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
--------------------------------------------------------------------------------
(Unaudited)

                                                                                   OCTOBER 31,
                                                                  2007                                        2006
                                               ----------------------------------------     ----------------------------------------
                                               Principal       Amortized       Market       Principal      Amortized         Market
                                                 Amount           Cost         Value          Amount          Cost           Value
                                               ----------     ----------     ----------     ----------     ----------     ----------
N.Y.S. Dormitory Authority
   City University General
   5.750%, due July 1, 2013                    $  215,000     $  236,246     $  230,246     $  215,000     $  239,839     $  234,969

N.Y.S. Local Gov't. Asst. Corp.
   5.500%, due April 1, 2017                      240,000        264,242        269,609        240,000        266,753        274,327
   Var. rate, due April 1, 2025                       -.-            -.-            -.-        100,000        100,000        100,000

N.Y.S. Dormitory Authority Revs.
   5.000% due Oct. 1, 2017                        585,000        630,431        630,215            -.-            -.-            -.-
   5.000%, due Oct. 1, 2018                       430,000        467,085        466,163            -.-            -.-            -.-
    5.250%, due July, 1, 2021                   1,000,000      1,114,202      1,113,730            -.-            -.-            -.-

N.Y.S. Housing Fin. Svc. Contract
   Var. rate, due March 15, 2026                  100,000        100,000        100,000        100,000        100,000        100,000

N.Y.S. Dormitory Authority Revs.
   Personal Income Tax
   5.500%, due March 15, 2011                   1,000,000      1,051,678      1,063,830      1,000,000      1,065,719      1,079,030
   5.500%, due March 15, 2018                   1,155,000      1,300,836      1,304,780      1,155,000      1,314,676      1,332,293

NYS Urban Dev. Corp
    Var. rate, due  March 15, 2033                100,000        100,000        100,000            -.-            -.-            -.-

Nassau County Interim, Fin. Auth., N.Y
   5.750%, due November 15, 2013                1,100,000      1,121,181      1,175,724      1,100,000      1,125,166      1,193,192

Nassau Health Care Corp.
   Var. rate, due August 1, 2029                  100,000        100,000        100,000        100,000        100,000        100,000

New York, NY  Gen'l. Obligation
   Var. rate, due March 1, 2034                       -.-            -.-            -.-         95,000         95,000         95,000

Niagara Falls Bridge
   Commission NY Toll Rev Hwy
   1 MPT Series B
   5.250%, due October 1, 2015                  2,000,000      2,089,104      2,146,880      2,000,000      2,103,353      2,171,200

Niagara County, Var. Rate,
   Due Sept. 1, 2021                              120,000        120,000        120,000            -.-            -.-            -.-

Pleasantville N.Y. Public
   Impt. Unlimited tax
   5.000%, due January 1,2016                  $  440,000     $  475,696     $  476,801     $  440,000     $  480,009     $  482,812


--------------------------------------------------------------------------------

See accompanying notes and accountant's report.                            - 5 -

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
--------------------------------------------------------------------------------
(Unaudited)

                                                                                OCTOBER 31,
                                                            2007                                                 2006
                                         -------------------------------------------     -------------------------------------------
                                          Principal       Amortized        Market         Principal       Amortized        Market
                                           Amount            Cost           Value           Amount           Cost           Value
                                         -----------     -----------     -----------     -----------     -----------     -----------
Puerto Rico Electric Power
   Authority Star & Stripe
   5.500%, due July 1, 2017                  700,000         776,736         790,559         700,000         784,546         804,139

Port Authority of NY and NJ
   Var. rate, due January 1, 2024            100,000         100,000         100,000             -.-             -.-             -.-

Puerto Rico Commonwealth
   Highway & Transp. Auth.
   5.00%, due July 1, 2035                       -.-             -.-             -.-       1,000,000       1,084,702       1,048,970

Puerto Rico Commonwealth
   Highway and Trans
   5.500%, due July 1, 2015                  500,000         549,852         558,795         500,000         556,050         568,530
   6.250%, due July 1, 2016                  285,000         329,208         336,309         285,000         334,070         343,824

Puerto Rico Public Buildings
   Auth. Rev. GTD Ref
   5.000%, due July 1, 2028                  500,000         512,728         518,440         500,000         513,322         526,890

Sachem Central School District
   5.250%, due Oct. 15, 2019                 500,000         556,018         555,865             -.-             -.-             -.-

Suffolk County Water
   Authority
   6.000%, due June 1, 2009                1,000,000       1,019,088       1,024,600       1,000,000       1,030,541       1,047,600

Suffolk County Judicial
   FACS Agency
   5.750%, due October 15, 2011            1,340,000       1,357,000       1,409,466       1,340,000       1,358,983       1,437,832

Triborough Bridge and Tunnel
   Authority N.Y. Revs.
   6.000%, due January 1, 2012             1,500,000       1,530,744       1,586,350       1,500,000       1,536,754       1,624,110
   5.500%, due January 1, 2017             1,000,000       1,017,249       1,103,450       1,000,000       1,019,518       1,120,700
   5.500%, due January 1, 2019             1,000,000       1,134,079       1,136,970       1,000,000       1,145,207       1,164,480
   Var. rate, due January 1, 2032                -.-             -.-             -.-         100,000         100,000         100,000
                                         -----------     -----------     -----------     -----------     -----------     -----------
                                         $34,230,000     $36,168,600     $36,834,825     $34,270,000     $36,279,305     $37,250,388
                                         ===========     ===========     ===========     ===========     ===========     ===========

--------------------------------------------------------------------------------

See accompanying notes and accountant's report.                            - 6 -

TRIDAN CORP.

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
(Unaudited)

                                                                       SIX MONTHS ENDED
                                                                          OCTOBER 31,

                                                                     2007              2006
                                                                 -----------       -----------
Investment income

    Interest                                                     $   933,428       $   934,940

    Amortization of bond premium and
       discount - net                                               (125,559)         (117,771)
                                                                 -----------       -----------

         Total investment income                                     807,869           817,169
                                                                 -----------       -----------

Expenses

    Investment advisory fee                                           52,108            52,154

    Professional fees                                                 69,050            48,600

    Directors' fees                                                   38,500            37,250

    Administrative fees                                               36,000            36,000

    Insurance and administrative expenses                              8,304             9,383
                                                                 -----------       -----------

         Total expenses                                              203,962           183,387
                                                                 -----------       -----------

Investment income - net                                              603,907           633,782
                                                                 -----------       -----------

Realized and unrealized gain on investments

    Net realized gain (loss) on investments                          (48,244)          152,415

    Change in unrealized appreciation (depreciation) of
       investments for the period                                    (21,659)          388,638
                                                                 -----------       -----------

Net gain (loss) on investments                                       (69,903)          541,053
                                                                 -----------       -----------

Net increase (decrease) in assets resulting
    from operations                                              $   534,004       $ 1,174,835
                                                                 ===========       ===========


--------------------------------------------------------------------------------

See accompanying notes and accountant's report.                           - 7 -

TRIDAN CORP.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     SIX MONTHS
                                                                        ENDED          YEAR ENDED
                                                                     OCTOBER 31,       APRIL 30,
                                                                        2007              2007
                                                                   ------------      ------------
                                                                    (Unaudited)        (Audited)
Increase (decrease) in net assets resulting
    from operations

       Investment income - net                                     $    603,907      $  1,230,850
       Net realized gain (loss) on investments                          (48,244)          152,416
       Change in unrealized appreciation (depreciation)                 (21,659)          105,057
                                                                   ------------      ------------
         Net increase (decrease) in net assets resulting
            from operations                                             534,004         1,488,323
                                                                   ------------      ------------

Redemptions of 4278.7380 (October 31, 2007)
    And 2676.4352 shares (April 30, 2007)                               (51,120)          (32,311)
                                                                   ------------      ------------
Distributions to shareholders:
    Investment income - net (tax exempt)                               (715,722)       (1,212,033)
    Long-term capital gains - net                                           -.-          (220,756)
                                                                   ------------      ------------

                                                                       (715,722)       (1,432,789)
                                                                   ------------      ------------

         Total increase (decrease)                                     (232,838)           23,223
                                                                   ------------      ------------

Net assets

    Beginning of period                                              37,535,110        37,511,887
                                                                   ------------      ------------

    End of period, including
       - Net overdistributed
           investment income $(128,074) and $(16,260),
           in October 2007 and April 2007, respectively
       - Net undistributed capital gains of $-0- and
           $-0- in October 2007 and April 2007,
           respectively                                            $ 37,302,272      $ 37,535,110
                                                                   ============      ============

--------------------------------------------------------------------------------

See accompanying notes and accountant's report.                           - 8 -

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2007 AND 2006
--------------------------------------------------------------------------------

1.    Significant Accounting Policies

      The following is a summary of the significant policies followed by Tridan Corp. (the "Company"), a closed-end, non-diversified management investment company registered under the Investment Company Act of 1940, in the preparation of its financial statements.

      Acquisition and Valuation of Investments

      Investment transactions are accounted for on the date the securities are purchased/sold (trade date) and interest on securities acquired/sold is included in income from/to the settlement date. Investments are carried at amortized cost in the Company's accounting records but are shown at market value in the accompanying financial statements. Short-term investments are stated at cost, which is equivalent to market value.

      Fair values for the Company's investments in municipal obligations have been determined based on the bid price of the obligation, if available; if not available, such value is based on a yield matrix for similarly traded municipal obligations. Securities for which quotations are not readily available are valued at fair value as determined by the Board of Directors. There were no securities valued by the Board of Directors, which quotations were not readily available as of October 31, 2007 and 2006.

      Amortization of Bond Premium or Discount

      In determining investment income, bond premiums or discounts are amortized over the remaining term of the obligation.

      Income Taxes

      It is the Company's policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no income tax provision is required; however, the Company is subject to minimum New York State and local franchise taxes.

      Interest income from municipal investments are exempt from Federal and state income taxes.

      Cash and Cash Equivalents

      The Company considers all investments that can be liquidated on demand to be cash equivalents.

                                                               October 31,
                                                            2007         2006
                                                         ---------    ---------

            Cash                                         $   2,971    $  24,356
            Cash equivalents - demand bonds and notes       63,046      195,574
                                                         ---------    ---------

                                                         $  66,017    $ 219,930
                                                         =========    =========


--------------------------------------------------------------------------------

See accountant's report.                                                   - 9 -

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2007 AND 2006
--------------------------------------------------------------------------------

1.    Significant Accounting Policies (continued)

      The Company maintains all of its cash and cash equivalents in one financial institution. At times, such balances may be in excess of amounts insured by the Federal Deposit Insurance Corporation.

      Use of Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Significant estimates are used when accounting for the valuation of securities and the realization of investment.

      Concentration of Credit Risk

      The value of the Company's investments may be subject to possible risks involving, among other things, the continued creditworthiness of the various state and local government agencies and public financing authorities underlying its investments. The Company and its investment advisor periodically consider the credit quality of the Company's investments, and the Company adheres to its investment objective of investing only in investment grade securities.

2.    Accounts Payable and Accrued Liabilities

      Accounts payable and accrued liabilities consisted of the following at:

                                                         October 31,
                                                      2007          2006
                                                    ---------    ---------
            Accrued investment advisory fees (a)    $  26,000    $  27,350
            Accrued fee - affiliate (b)                50,185       49,892
            Accrued accounting fees and other          20,000          -.-
                                                    ---------    ---------

                                                    $  96,185    $  77,242
                                                    =========    =========

            (a) The Company utilizes the services of J.P. Morgan Investment Management, Inc. ("J.P Morgan") as its investment advisor and custodian for its investments. The annual advisory fee is .28 of one percent of the net assets under management. The fee is computed and payable quarterly, based on the aggregate fair value of the net assets on the last day of each fiscal quarter.


--------------------------------------------------------------------------------

See accountant's report.                                                  - 10 -

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2007 AND 2006
--------------------------------------------------------------------------------

2.    Accounts Payable and Accrued Liabilities (continued)

            (b) For the six months ended October 31, 2007 and 2006, the Company incurred legal fees of approximately $49,050 and $48,600, respectively, paid to the law firm of which an officer of the Company is a Member.

            (c) For the six months ended October 31, 2007 and 2006, the Company incurred audit fees of approximately $20,000 and $-0-, respectively.

3.    Investment Transactions

      Purchases and sales of  investments  in municipal  obligations  (excluding short-term and demand investments) amounted to approximately $2,215,929 and $2,135,420, respectively, for the six months ended October 31, 2007 and $4,518,686 and $5,443,395, respectively, for the six months ended October 31, 2006.

      The U.S. Federal income tax basis of the Company's investments, at October 31, 2007 and 2006, was approximately $36,168,600 and $36,279,305, respectively, and net unrealized appreciation at October 31, 2007 and 2006, for U.S. Federal income tax purposes was approximately $665,841 and $971,083, respectively (gross unrealized appreciation of approximately $ 684,224 and $1,048,294, respectively, gross unrealized depreciation of approximately $ 18,383 and $77,211, respectively.

4.    Common Stock, Net Asset Values and Share Redemption Plan

      At October 31,  2007 and 2006,  there were  6,000,000  shares of $0.02 par
      value  common  stock   authorized  of  which  3,199,100  had  been  issued
      aggregating $63,982, and additional paid-in capital aggregating $312,787.

      The Company's share redemption plan permits "eligible shareholders" or their estates to have their shares redeemed upon reaching age 65 or upon death. Shares are redeemed at the net asset value per share as of the end of the Company's fiscal quarter in which the request for redemption is received. At October 31, 2007 and 2006, $1,067,546 (90,843.7219 shares),
      $990,220 (84,390.2532 shares), respectively, had been redeemed under this plan.

      The net asset value per share is calculated by dividing the value of all assets less total liabilities by the number of common shares outstanding at the end of the period.

      The net asset value per share and the shares outstanding were as follows:

                                                        October 31,
                                                   2007             2006
                                                 ---------        ---------
            Net asset value:
                - at market value of the
                    underlying investments       $   12.00        $   12.17
                - at amortized cost              $   11.76        $   11.86


--------------------------------------------------------------------------------

See accountant's report.                                                  - 11 -

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2007 AND 2006
--------------------------------------------------------------------------------


4.    Common Stock, Net Asset Values and Share Redemption Plan (continued)

              Shares outstanding at:
                  October 31, 2007                       3,108,256.2781
                  October 31, 2006                       3,114,709.7468

5.    Distributions

      During the six months ended October 31, 2007 and 2006, distributions of $715,722 ($.23 per share) and $778,802 ($.25 per share), respectively, were declared and paid to shareholders, which, except for capital gains of $-.- in 2007 and $158,796 in 2006, were exempt from Federal income taxes. Distributions for the year ended April 30, 2007 were $1,432,789 ($.46 per share) and were exempt from Federal income taxes except for $220,756 of capital gains.

      The tax  character  of  distributions  paid  during the six  months  ended
      October 31, 2007 and 2006 and the year ended April 30, 2007 were as follows:

                                                     Six Months Ended           Year Ended
                                                        October 31,              April 30,
                                                   2007            2006            2007
                                               -----------     -----------     -----------
      Distributions paid from
          Tax exempt investment income, net    $   715,722     $   620,006     $ 1,212,033
          Capital gains                                -.-         158,796         220,756
                                               -----------     -----------     -----------

                                               $   715,722     $   778,802     $ 1,432,789
                                               ===========     ===========     ===========

      As of October 31, 2007 and 2006 and April 30, 2007, the components of distributable earnings on a tax basis were as follows:

                                               October 31,     October 31,      April 30,
                                                  2007            2006            2007
                                               -----------     -----------     -----------
      Overdistributed tax-exempt
         investment income, net                $  (128,074)    $   (21,302)    $   (16,260)
      Undistributed capital gains                  (48,244)         61,958             -.-
      Unrealized appreciation of
         investments, net                          665,841         971,083         687,500
                                               -----------     -----------     -----------

                                               $   489,523     $ 1,011,739     $   671,240
                                               ===========     ===========     ===========

      The Company has $48,244 of capital loss carry forwards as of October 31, 2007. The Company had no capital reclassification related to permanent book/tax differences for the six months ending October 31, 2007 and 2006.


--------------------------------------------------------------------------------

See accountant's report.                                                  - 12 -

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2007 AND 2006
--------------------------------------------------------------------------------

6.    Financial Highlights

      Selected per share data and ratios

                                                                         SIX MONTHS ENDED OCTOBER 31,
                                                     2007            2006            2005            2004            2003
                                                  ----------      ----------      ----------      ----------      ----------
   Per share data:
     (For a share of capital stock outstanding
       throughout the period):

   Net asset value, beginning of year             $    12.06      $    12.04      $    12.51      $    12.61      $    12.94
                                                  ----------      ----------      ----------      ----------      ----------

   Income from investment operations:
     Net investment income                              0.19            0.20            0.22            0.22            0.24
     Net realized and unrealized
       gain (loss) on investments                      (0.02)           0.18           (0.27)           0.18           (0.08)
                                                  ----------      ----------      ----------      ----------      ----------

   Total from investment operations                     0.17            0.38           (0.05)           0.40            0.16
                                                  ----------      ----------      ----------      ----------      ----------
   Less distributions:
     Dividends (from net investment
       income)                                         (0.23)          (0.20)          (0.23)          (0.23)          (0.22)
     Capital gains                                     (0.00)          (0.05)          (0.02)          (0.02)          (0.03)
                                                  ----------      ----------      ----------      ----------      ----------

       Total distributions                             (0.23)          (0.25)          (0.25)          (0.25)          (0.25)
                                                  ----------      ----------      ----------      ----------      ----------

   Net asset value - end of period                $    12.00      $    12.17      $    12.21      $    12.76      $    12.85
                                                  ==========      ==========      ==========      ==========      ==========

Per share market value - end of period            $    12.00      $    12.17      $    12.21      $    12.76      $    12.85
                                                  ==========      ==========      ==========      ==========      ==========

Total investment return                               -1.36%            1.08%         -2.40%            1.18%         -0.70%

Ratios/Supplemental Data:
   Net assets, end of period (in thousands)       $   37,302      $   37,902      $   38,064      $   39,805      $   40,153
   Ratio of expenses to average net assets
     (annualized)                                       1.08%           0.97%           0.94%           0.96%           0.74%
   Ratio of net investment income - to
     average net assets (annualized)                    3.21%           3.34%           3.54%           3.46%           3.72%

   Portfolio turnover rate                              1.98%           12.6%            5.2%            4.0%            7.0%

Average (simple) number of share
   outstanding (in thousands)                          3,108           3,115           3,117           3,119           3,125


--------------------------------------------------------------------------------

See accountant's report.                                                  - 13 -

Item 2.     Code of Ethics

            Not required in this report.

Item 3.     Audit Committee Financial Expert

            Not required in this report.

Item 4.     Principal Accountant Fees and Services

            Not required in this report.

Item 5.     Audit Committee of Listed Registrants.

            Not required in this report.

Item 6.     Schedule of Investments.

            A schedule of registrant's investments in securities of unaffiliated issuers as of October, 31, 2007 is included as part of the financial statement filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

            Not applicable, because the registrant invests exclusively in non-voting securities.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

            No change in the portfolio managers identified in the registrant's most recent annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

            Not applicable, because the registrant has no equity securities that are registered pursuant to Section 12 of the Securities Exchange Act of 1934

Item 10.    Submission of Matters to a Vote of Security Holders.

            The  registrant   does  not  have  in  place   procedures  by  which
            shareholders may recommend nominees to the registrant's board of directors.

Item 11.    Controls and Procedures

            (a) The registrant's principal executive and principal financial officers have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)) as of the end of the period covered by this report. Based on that evaluation, said officers have concluded that the registrant's disclosure controls and procedures are effective to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported within the required time periods.

            (b) There was no change in the registrant's internal control over financial reporting that occurred during its last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

            (a)   The following exhibits are filed herewith:

                  (2)   The  separate   certifications   for  the   registrant's
                        principal executive and principal financial officers.

                                   SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Tridan Corp.
            --------------------------------------------------------------------


By (Signature and Title) /S/ Peter Goodman
                        --------------------------------------------------------
                         Peter Goodman, President and Chief Executive Officer

Date: December 27, 2007
      -----------------

      Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title) /S/ Peter Goodman
                        --------------------------------------------------------
                         Peter Goodman, President and Chief Executive Officer

Date: December 27, 2007
      -----------------


By (Signature and Title) /S/ Warren F. Pelton
                        --------------------------------------------------------
                         Warren F. Pelton, Treasurer and Chief Financial Officer

Date: December 27, 2007
      -----------------